Significant Contracts (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue from Royalty, Percentage				61.00%
Accounts Receivables, Percentage				55.00%
Royalty Agreement With QVC [Member]
Business Acquisition [Line Items]
Royalty Revenue	$ 10,654,000	$ 5,976,000	$ 8,130,000	$ 7,690,000
Revenue from Royalty, Percentage	69.00%	58.00%	61.00%
Accounts Receivable, Gross	3,839,000		2,060,000	1,900,000
Accounts Receivables, Percentage	72.00%		58.00%
Accrued Fees and Other Revenue Receivable			152,000
Royalty Agreement With LCNY [Member]
Business Acquisition [Line Items]
Royalty Revenue			1,570,000	1,710,000
Revenue from Royalty, Percentage			12.00%	13.00%
Accounts Receivable, Gross			$ 610,000	$ 700,000
Accounts Receivables, Percentage			18.00%	20.00%